Related Party Transactions - Transactions with Management and Directors (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party | KOAS
Related Party Transaction
Margin rate on administration cost	5.00%
Related Party | Bodil Knutsen ballast water treatment system installed | Equipment purchased
Related Party Transaction
Amount of parts purchased	$ 0	$ 70,000.00
Knutsen Shuttle Tankers Pool AS
Related Party Transaction
Percentage of voyage commission earned	1.25%
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired	100.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%